Expense Example {- Construction and Housing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Construction and Housing Portfolio - Construction and Housing Portfolio-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930